Financial liabilities at FVTPL_Difference between carrying amount and maturity amount of financial liabilities at fair value through profit or loss designated as upon initial recognition (Details) - KRW (₩)
₩ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of difference between carrying amount and nominal amountat maturityof financial liabilities at fair value through profit or loss designated as upon initial recognition [Abstract]
Carrying amount	₩ 87,626	₩ 164,767
Nominal amount at maturity	97,503	217,280
Difference	₩ (9,877)	₩ (52,513)